Cash and cash equivalents - Narrative (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Cash and cash equivalents	$ 37,294,296	$ 20,144,250	$ 12,512,058	$ 29,283,942
Kabanga Nickel Company Ltd
Disclosure of information for cash-generating units [line items]
Cash and cash equivalents	12,460,000	6,570,000
Restricted cash and cash equivalents	$ 140,322	$ 149,694